UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2010













                                                                      (Form N-Q)

48444-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2010 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (30.8%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$   1,000   AutoZone, Inc.                                  5.88%        10/15/2012           $    1,086
                                                                                              ----------
            BROADCASTING (0.3%)
    1,000   Cox Communications, Inc.                        7.75         11/01/2010                1,000
    5,000   NBC Universal (a)                               3.65          4/30/2015                5,303
                                                                                              ----------
                                                                                                   6,303
                                                                                              ----------
            CABLE & SATELLITE (0.3%)
    5,157   Comcast Cable Communications, Inc.              6.75          1/30/2011                5,234
    1,000   Time Warner Cable, Inc.                         8.25          2/14/2014                1,195
                                                                                              ----------
                                                                                                   6,429
                                                                                              ----------
            DEPARTMENT STORES (0.3%)
    5,000   Macy's Retail Holdings, Inc.                    6.63          4/01/2011                5,131
                                                                                              ----------
            HOME IMPROVEMENT RETAIL (0.1%)
    2,000   Home Depot, Inc.                                5.20          3/01/2011                2,031
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    3,000   Royal Caribbean Cruises Ltd.                    8.75          2/02/2011                3,060
                                                                                              ----------
            HOUSEWARES & SPECIALTIES (0.2%)
    5,000   Fortune Brands, Inc.                            3.00          6/01/2012                5,092
                                                                                              ----------
            LEISURE PRODUCTS (0.2%)
    3,000   Mattel, Inc.                                    5.63          3/15/2013                3,249
                                                                                              ----------
            SPECIALTY STORES (0.2%)
    3,000   Staples, Inc.                                   7.75          4/01/2011                3,083
                                                                                              ----------
            Total Consumer Discretionary                                                          35,464
                                                                                              ----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    3,000   Cargill, Inc. (a)                               5.20          1/22/2013                3,252
    3,000   Corn Products International, Inc.               3.20         11/01/2015                3,080
                                                                                              ----------
                                                                                                   6,332
                                                                                              ----------
            BREWERS (0.2%)
    2,000   Anheuser-Busch Companies, Inc.                  3.00         10/15/2012                2,080
    2,000   Anheuser-Busch Companies, Inc. (a)              7.20          1/15/2014                2,346
                                                                                              ----------
                                                                                                   4,426
                                                                                              ----------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                    4.88          8/01/2013                2,224
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.7%)
    2,000   ConAgra Foods, Inc.                             5.88          4/15/2014                2,281
    3,000   Kraft Foods, Inc.                               2.63          5/08/2013                3,119
    1,000   Kraft Foods, Inc.                               5.25         10/01/2013                1,109
    1,000   Kraft Foods, Inc.                               6.75          2/19/2014                1,169

================================================================================

1 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$   5,000   Wrigley William Jr. Co. (a)                     2.45%         6/28/2012           $    5,053
                                                                                              ----------
                                                                                                  12,731
                                                                                              ----------
            SOFT DRINKS (0.5%)
    1,000   Bottling Group, LLC                             6.95          3/15/2014                1,188
    2,000   Coca Cola Enterprises, Inc.                     3.75          3/01/2012                2,080
    1,000   Coca Cola Enterprises, Inc.                     7.38          3/03/2014                1,205
    3,000   Dr Pepper Snapple Group, Inc.                   1.70         12/21/2011                3,021
    2,000   PepsiAmericas, Inc.                             4.38          2/15/2014                2,213
                                                                                              ----------
                                                                                                   9,707
                                                                                              ----------
            Total Consumer Staples                                                                35,420
                                                                                              ----------
            ENERGY (4.1%)
            -------------
            INTEGRATED OIL & GAS (0.7%)
    4,000   Chevron Corp.                                   3.45          3/03/2012                4,146
    1,000   Hess Corp.                                      7.00          2/15/2014                1,172
    1,425   Louisiana Land and Exploration Co.              7.63          4/15/2013                1,606
    3,000   Marathon Oil Corp.                              6.50          2/15/2014                3,455
    2,800   Murphy Oil Corp.                                6.38          5/01/2012                2,992
                                                                                              ----------
                                                                                                  13,371
                                                                                              ----------
            OIL & GAS DRILLING (0.3%)
    5,000   Noble Holding Intl Ltd.                         3.45          8/01/2015                5,304
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    1,000   Baker Hughes, Inc.                              6.50         11/15/2013                1,161
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    3,000   Apache Corp.                                    5.25          4/15/2013                3,291
    3,000   Apache Finance Canada Corp.                     4.38          5/15/2015                3,309
    2,000   Devon Energy Corp.                              5.63          1/15/2014                2,259
    2,000   XTO Energy, Inc.                                4.63          6/15/2013                2,201
                                                                                              ----------
                                                                                                  11,060
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    2,000   Valero Energy Corp.                             6.88          4/15/2012                2,143
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.4%)
    3,000   Buckeye Partners                                5.30         10/15/2014                3,310
    1,000   DCP Midstream, LLC (a)                          9.70         12/01/2013                1,227
    2,000   Enbridge Energy Partners, LP                    9.88          3/01/2019                2,733
    1,000   Energy Transfer Partners, LP                    6.00          7/01/2013                1,104
    1,000   Energy Transfer Partners, LP                    9.70          3/15/2019                1,323
    3,000   Enterprise Products Operating, LP               4.60          8/01/2012                3,158
    1,105   Enterprise Products Operating, LP               6.13          2/01/2013                1,206
    1,000   Enterprise Products Operating, LP               5.90          4/15/2013                1,101
    2,000   Enterprise Products Operating, LP               3.70          6/01/2015                2,123
    1,930   Kern River Funding Corp. (a)                    6.68          7/31/2016                2,162
    2,000   Kinder Morgan Energy Partners, LP               6.75          3/15/2011                2,042
    3,200   Kinder Morgan Finance                           5.35          1/05/2011                3,240
    2,000   Kinder Morgan, Inc.                             6.50          9/01/2012                2,130
    6,000   NGPL PipeCo, LLC (a)                            6.51         12/15/2012                6,477
    1,000   ONEOK Partners, LP                              5.90          4/01/2012                1,066
    3,757   Sonat, Inc.                                     7.63          7/15/2011                3,914
    5,000   Spectra Energy Capital, LLC                     5.90          9/15/2013                5,595
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,347
    2,000   Valero Logistics                                6.88          7/15/2012                2,155
                                                                                              ----------
                                                                                                  48,413
                                                                                              ----------
            Total Energy                                                                          81,452
                                                                                              ----------
            FINANCIALS (9.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   State Street Corp.                              2.15          4/30/2012                2,053
                                                                                              ----------

================================================================================

                                                   Portfolio Of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CONSUMER FINANCE (0.4%)
$   2,000   American Express Credit Corp.                   5.88%         5/02/2013           $    2,202
    1,000   American Honda Finance Corp. (a)                6.70         10/01/2013                1,146
    5,000   American Honda Finance Corp. (a)                3.50          3/16/2015                5,290
                                                                                              ----------
                                                                                                   8,638
                                                                                              ----------
            DIVERSIFIED BANKS (0.6%)
    4,000   Canadian Imperial Bank (a)                      2.60          7/02/2015                4,187
    1,000   First Tennessee Bank, N.A.                      4.63          5/15/2013                1,005
    2,255   Sovereign Bank                                  2.11(b)       4/01/2014                2,175
    5,000   Wells Fargo & Co.                               3.63          4/15/2015                5,273
                                                                                              ----------
                                                                                                  12,640
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,000   UBS AG                                          2.25          8/12/2013                1,022
                                                                                              ----------
            LIFE & HEALTH INSURANCE (2.1%)
    1,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011                1,050
    2,000   Jackson National Life Global Funding (a)        5.38          5/08/2013                2,173
    3,000   MetLife Global Funding I (a)                    0.69(b)       7/13/2011                3,005
    2,000   MetLife Global Funding I (a)                    5.75          7/25/2011                2,066
    5,000   MetLife Global Funding I (a)                    2.88          9/17/2012                5,158
    1,000   MetLife Global Funding I (a)                    5.13          4/10/2013                1,090
    1,000   MetLife Global Funding I (a)                    5.13          6/10/2014                1,116
    5,000   New York Life Global Funding (a)                1.85         12/13/2013                5,109
    5,000   New York Life Global Funding (a)                3.00          5/04/2015                5,298
    3,000   Pricoa Global Funding I (a)                     5.45          6/11/2014                3,363
    1,500   Principal Life Global Funding I                 6.25          2/15/2012                1,581
    4,000   Principal Life Income Fundings Trust            5.15          6/17/2011                4,117
    2,000   Principal Life Income Fundings Trust            5.15          9/30/2011                2,077
    2,000   Principal Life Income Fundings Trust            5.30         12/14/2012                2,177
    2,000   Prudential Financial, Inc.                      5.15          1/15/2013                2,152
                                                                                              ----------
                                                                                                  41,532
                                                                                              ----------
            MULTI-LINE INSURANCE (0.7%)
    2,000   AIG Sunamerica Global Financing (a)             6.30          5/10/2011                2,060
    1,000   Assurant, Inc.                                  5.63          2/15/2014                1,072
    2,000   Genworth Life Institutional Funding Trust (a)   5.88          5/03/2013                2,124
      800   Hartford Financial Services Group, Inc.         5.25         10/15/2011                  829
    2,000   Hartford Financial Services Group, Inc.         4.75          3/01/2014                2,105
    4,000   Hartford Life Global Funding Trust              0.39(b)       1/17/2012                3,967
    2,000   International Lease Finance Corp. (a)           6.50          9/01/2014                2,170
                                                                                              ----------
                                                                                                  14,327
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.2%)
    1,000   Leucadia National Corp.                         7.00          8/15/2013                1,075
    3,000   Leucadia National Corp.                         8.13          9/15/2015                3,289
                                                                                              ----------
                                                                                                   4,364
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    2,000   Citigroup, Inc.                                 5.30         10/17/2012                2,133
    3,000   Citigroup, Inc.                                 2.38(b)       8/13/2013                3,027
    5,000   General Electric Capital Corp.                  1.88          9/16/2013                5,063
    5,000   JP Morgan Chase & Co.                           0.96(b)       2/26/2013                5,021
                                                                                              ----------
                                                                                                  15,244
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.5%)
    2,000   Allstate Life Global Funding Trust              5.38          4/30/2013                2,214
    5,000   Berkshire Hathaway Finance Corp.(c)             4.20         12/15/2010                5,023
      316   CNA Financial Corp.                             6.00          8/15/2011                  327
    1,500   RLI Corp.                                       5.95          1/15/2014                1,592
                                                                                              ----------
                                                                                                   9,156
                                                                                              ----------
            REGIONAL BANKS (0.5%)
    2,000   BB&T Corp.                                      3.38          9/25/2013                2,121

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3 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   BB&T Corp.                                      3.95%         4/29/2016           $    2,139
    2,000   Chittenden Corp.                                5.80          2/14/2017                2,007
    2,000   Cullen/Frost Bankers, Inc.                      5.75          2/15/2017                1,938
    2,000   Susquehanna Bancshares, Inc.                    2.29(b)       5/01/2014                1,726
                                                                                              ----------
                                                                                                   9,931
                                                                                              ----------
            REITs - DIVERSIFIED (0.1%)
    3,000   Liberty Property, LP                            7.25          3/15/2011                3,058
                                                                                              ----------
            REITs - Industrial (0.2%)
    2,000   AMB Property, LP                                6.30          6/01/2013                2,186
    2,000   ProLogis                                        2.25          4/01/2037                2,000
                                                                                              ----------
                                                                                                   4,186
                                                                                              ----------
            REITs - OFFICE (0.7%)
    5,000   Boston Properties, LP                           6.25          1/15/2013                5,504
    2,000   Duke Realty, LP                                 5.63          8/15/2011                2,044
    4,500   HRPT Properties Trust                           6.50          1/15/2013                4,775
    1,700   Mack-Cali Realty, LP                            7.75          2/15/2011                1,727
                                                                                              ----------
                                                                                                  14,050
                                                                                              ----------
            REITs - RESIDENTIAL (0.7%)
      878   AvalonBay Communities, Inc.                     6.63          9/15/2011                  917
    2,000   AvalonBay Communities, Inc.                     5.50          1/15/2012                2,093
    5,000   Camden Property Trust                           5.88         11/30/2012                5,384
    1,000   ERP Operating, LP                               6.63          3/15/2012                1,068
    2,000   ERP Operating, LP                               5.50         10/01/2012                2,145
    3,000   United Dominion Realty Trust                    5.25          1/15/2015                3,202
                                                                                              ----------
                                                                                                  14,809
                                                                                              ----------
            REITs - RETAIL (1.0%)
    2,000   Equity One, Inc.                                6.25         12/15/2014                2,175
    2,000   Federal Realty Investment Trust                 6.00          7/15/2012                2,141
    1,000   Kimco Realty Corp.                              6.00         11/30/2012                1,083
    2,000   Realty Income Corp.                             5.38          3/15/2013                2,124
    1,000   Regency Centers, LP                             6.75          1/15/2012                1,046
    2,615   Simon Property Group, LP                        7.75          1/20/2011                2,640
    2,000   Simon Property Group, LP                        5.60          9/01/2011                2,039
    3,000   Simon Property Group, LP                        5.30          5/30/2013                3,323
    3,500   Weingarten Realty Investors                     5.26          5/15/2012                3,640
                                                                                              ----------
                                                                                                  20,211
                                                                                              ----------
            REITs - SPECIALIZED (0.3%)
    1,000   Health Care Property Investors, Inc.            5.95          9/15/2011                1,037
    1,000   Health Care Property Investors, Inc.            5.63          2/28/2013                1,071
    2,950   Nationwide Health Properties, Inc.              6.90         10/01/2037                3,030
                                                                                              ----------
                                                                                                   5,138
                                                                                              ----------
            Total Financials                                                                     180,359
                                                                                              ----------
            GOVERNMENT (0.5%)
            -----------------
            U.S. GOVERNMENT (0.5%)(D)
    5,000   US Central Federal Credit Union                 1.25         10/19/2011                5,041
    5,000   US Central Federal Credit Union                 1.90         10/19/2012                5,134
                                                                                              ----------
                                                                                                  10,175
                                                                                              ----------
            Total Government                                                                      10,175
                                                                                              ----------
            HEALTH CARE (1.7%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    2,000   Covidien International Finance S.A.             5.45         10/15/2012                2,178
                                                                                              ----------
            HEALTH CARE FACILITIES (0.1%)
    3,000   HCA, Inc. (e),(f)                               2.53(b)      11/18/2013                2,945
                                                                                              ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)       SECURITY                                            RATE         MATURITY              (000)
--------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (1.5%)
$   2,000   Abbott Laboratories                                 5.15%       11/30/2012        $    2,187
    3,000   Eli Lilly & Co.                                     3.55         3/06/2012             3,114
    1,000   Merck & Co., Inc.                                   1.88         6/30/2011             1,011
    6,000   Mylan, Inc. (e),(f)                                 3.56(b)     10/02/2014             6,024
    5,000   Novartis Capital Corp.                              2.90         4/24/2015             5,302
    9,400   Pfizer, Inc.(c)                                     4.45         3/15/2012             9,894
      490   Warner Chilcott Corp. LLC (e),(f)                   4.58(b)      2/22/2016               496
    1,510   Warner Chilcott Corp. LLC (e),(f)                   4.58(b)      2/22/2016             1,529
                                                                                              ----------
                                                                                                  29,557
                                                                                              ----------
            Total Health Care                                                                     34,680
                                                                                              ----------
            INDUSTRIALS (2.0%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    1,957   BAE Systems Asset Trust (a)                         6.66         9/15/2013             2,074
    3,000   BAE Systems Holdings, Inc.                          6.40        12/15/2011             3,149
    2,000   General Dynamics Corp.                              1.80         7/15/2011             2,022
    2,500   L 3 Communications Corp.                            6.38        10/15/2015             2,588
                                                                                              ----------
                                                                                                   9,833
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.3%)
    1,295   Federal Express Corp.                               7.50         1/15/2018             1,373
    2,000   FedEx Corp.                                         7.38         1/15/2014             2,361
    2,000   United Parcel Service                               3.88         4/01/2014             2,192
                                                                                              ----------
                                                                                                   5,926
                                                                                              ----------
            AIRLINES (0.1%)
       17   Airplanes Pass-Through Trust                        0.63(b)      3/15/2019                16
    2,000   Southwest Airlines Co.                              6.50         3/01/2012             2,119
                                                                                              ----------
                                                                                                   2,135
                                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    1,000   Caterpillar Financial Services Corp.                4.85        12/07/2012             1,084
    3,250   Caterpillar Financial Services Corp.                4.90         8/15/2013             3,596
    3,000   John Deere Capital Corp.                            5.25        10/01/2012             3,263
    3,000   John Deere Capital Corp.                            1.88         6/17/2013             3,082
    3,000   Paccar, Inc.                                        6.88         2/15/2014             3,516
                                                                                              ----------
                                                                                                  14,541
                                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    2,000   Brambles USA, Inc. (a)                              3.95         4/01/2015             2,084
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance                          8.50         1/15/2019             1,324
                                                                                              ----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                                 5.13         2/15/2014             2,224
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.1%)
    3,000   Corrections Corp. of America                        6.25         3/15/2013             3,045
                                                                                              ----------
            Total Industrials                                                                     41,112
                                                                                              ----------

            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    1,000   Computer Sciences Corp.                             5.50         3/15/2013             1,083
    4,520   Fiserv, Inc.                                        6.13        11/20/2012             4,929
    5,000   Sungard Data Systems, Inc. (e),(f)                  6.75         2/28/2014             5,066
                                                                                              ----------
                                                                                                  11,078
                                                                                              ----------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                      4.75        11/15/2014             2,178
                                                                                              ----------

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5 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
$   2,000   Agilent Technologies, Inc.                      4.45%         9/14/2012          $     2,105
                                                                                              ----------
            OFFICE ELECTRONICS (0.2%)
    2,996   Xerox Corp.                                     5.50          5/15/2012                3,183
                                                                                              ----------
            Total Information Technology                                                          18,544
                                                                                              ----------
            MATERIALS (1.8%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    1,290   Martin Marietta Materials, Inc.                 6.88          4/01/2011                1,316
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.4%)
    2,000   Chevron Phillips Chemical Co., LLC              7.00          3/15/2011                2,043
    2,000   Dow Chemical Co.                                4.85          8/15/2012                2,126
    3,000   Dow Chemical Co.                                5.90          2/15/2015                3,384
      333   E. I. du Pont de Nemours and Co.                5.00          1/15/2013                  363
    1,000   E. I. du Pont de Nemours and Co.                5.00          7/15/2013                1,110
                                                                                              ----------
                                                                                                   9,026
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Anglo American Capital (a)                      2.15          9/27/2013                5,088
    1,000   Teck Resources Ltd.                             9.75          5/15/2014                1,246
                                                                                              ----------
                                                                                                   6,334
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013                2,285
                                                                                              ----------
            INDUSTRIAL GASES (0.3%)
    6,000   Praxair, Inc.                                   2.13          6/14/2013                6,191
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.1%)
    1,000   Owens Brockway Glass Container, Inc.            6.75         12/01/2014                1,028
                                                                                              ----------
            PAPER PRODUCTS (0.3%)
    5,000   Georgia-Pacific Corp. (e),(f)                   2.29         12/23/2012                4,998
    2,000   Georgia-Pacific LLC (a)                         7.00          1/15/2015                2,097
                                                                                              ----------
                                                                                                   7,095
                                                                                              ----------
            STEEL (0.2%)
    3,000   Arcelormittal USA, Inc.                         6.50          4/15/2014                3,339
                                                                                              ----------
            Total Materials                                                                       36,614
                                                                                              ----------
            TELECOMMUNICATION SERVICES (1.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    2,000   AT&T, Inc.                                      4.85          2/15/2014                2,219
    5,852   Bellsouth Corp.(c)                              6.00         10/15/2011                6,156
    5,000   Qwest Communications International, Inc.        7.50          2/15/2014                5,125
    4,880   Qwest Corp.                                     8.88          3/15/2012                5,368
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013                1,106
    6,000   Windstream Corp.                                8.13          8/01/2013                6,637
                                                                                              ----------
                                                                                                  26,611
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    2,000   ALLTEL Corp.                                    7.00          7/01/2012                2,191
    3,000   Nextel Communications, Inc.                     6.88         10/31/2013                3,038
    5,000   Verizon Wireless Capital                        3.75          5/20/2011                5,088
    1,000   Verizon Wireless Capital                        7.38         11/15/2013                1,184
                                                                                              ----------
                                                                                                  11,501
                                                                                              ----------
            Total Telecommunication Services                                                      38,112
                                                                                              ----------
            UTILITIES (5.3%)
            ----------------
            ELECTRIC UTILITIES (3.5%)
    1,000   Appalachian Power Co.                           5.55          4/01/2011                1,018

================================================================================

                                                   Portfolio Of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Appalachian Power Co.                           3.40%         5/24/2015           $    3,179
      747   Aquila, Inc.                                    7.95          2/01/2011                  759
      802   Cedar Brakes II, LLC (a)                        9.88          9/01/2013                  866
    2,000   Cincinnati Gas & Electric Co.                   5.70          9/15/2012                2,177
    5,000   Columbus Southern Power                         0.69(b)       3/16/2012                5,024
    2,000   Commonwealth Edison Co.                         6.15          3/15/2012                2,143
    2,000   Duke Energy Ohio, Inc.                          2.10          6/15/2013                2,060
      167   Entergy Gulf States, Inc.                       5.70          6/01/2015                  167
    3,000   Entergy Louisiana Holdings, Inc.                5.83         11/01/2010                3,000
    4,000   Entergy Texas, Inc.                             3.60          6/01/2015                4,229
    2,000   FPL Group Capital, Inc.                         5.63          9/01/2011                2,082
    3,000   FPL Group Capital, Inc.                         0.82(b)      11/09/2012                3,017
    2,000   FPL Group Capital, Inc.                         2.55         11/15/2013                2,063
    5,000   Georgia Power Co.                               0.61(b)       3/15/2013                5,020
    2,000   Great Plains Energy, Inc.                       2.75          8/15/2013                2,017
    2,000   ITC Holdings Corp. (a)                          5.25          7/15/2013                2,112
    4,825   Nevada Power Co.                                6.50          4/15/2012                5,176
    1,000   Northeast Utilities                             5.65          6/01/2013                1,099
    2,000   Northern States Power Co.                       8.00          8/28/2012                2,256
      185   Oglethorpe Power Corp.                          6.97          6/30/2011                  186
    2,000   PacifiCorp                                      6.90         11/15/2011                2,129
    2,000   PPL Energy Supply, LLC                          6.40         11/01/2011                2,107
      697   Sierra Pacific Resources                        8.63          3/15/2014                  716
    7,000   Southern Co.                                    0.69(b)      10/21/2011                7,030
    2,241   Tristate General & Transport Assoc. (a)         6.04          1/31/2018                2,439
    4,000   UtiliCorp Canada Finance Corp.                  7.75          6/15/2011                4,148
    2,000   West Penn Power Co.                             6.63          4/15/2012                2,151
                                                                                              ----------
                                                                                                  70,370
                                                                                              ----------
            GAS UTILITIES (0.4%)
    2,000   AGL Capital Corp.                               7.13          1/14/2011                2,025
    1,000   Consolidated Natural Gas Co.                    5.00          3/01/2014                1,107
    5,000   Florida Gas Transmission (a)                    4.00          7/15/2015                5,302
                                                                                              ----------
                                                                                                   8,434
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY
            TRADERS (0.1%)
    1,250   Ipalco Enterprises, Inc.                        8.63         11/14/2011                1,328
    1,000   Mirant Americas Generation, Inc.                8.30          5/01/2011                1,030
                                                                                              ----------
                                                                                                   2,358
                                                                                              ----------
            MULTI-UTILITIES (1.3%)
    3,605   Black Hills Corp.                               6.50          5/15/2013                3,931
    2,000   CenterPoint Energy Houston Electric, LLC        5.70          3/15/2013                2,221
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014                2,361
    1,900   CMS Energy Corp.                                6.30          2/01/2012                1,986
    3,150   CMS Energy Corp.                                1.24(b)       1/15/2013                3,071
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019                1,351
    1,000   Energy East Corp.                               6.75          6/15/2012                1,081
    2,340   New York State Electric & Gas Corp.             5.50         11/15/2012                2,499
    2,000   Nisource Finance Corp.                          7.88         11/15/2010                2,004
    2,000   PSEG Power LLC                                  2.50          4/15/2013                2,066
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016                1,218
    2,252   TECO Finance, Inc.                              7.00          5/01/2012                2,438
                                                                                              ----------
                                                                                                  26,227
                                                                                              ----------
            Total Utilities                                                                      107,389
                                                                                              ----------
            Total Corporate Obligations (cost: $592,083)                                         619,321
                                                                                              ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (7.1%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            BREWERS (0.6%)
   10,000   Miller Brewing Co. (a)                          5.50          8/15/2013               11,022
                                                                                              ----------

================================================================================

7 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ENERGY (1.3%)
            -------------
            INTEGRATED OIL & GAS (1.2%)
$   5,000   BP Capital Markets plc                          1.55%         8/11/2011           $    5,024
    5,000   BP Capital Markets plc (c)                      3.13          3/10/2012                5,122
    2,000   Husky Energy, Inc.                              5.90          6/15/2014                2,239
      620   PEMEX Finance Ltd.                              9.03          2/15/2011                  628
    5,000   Shell International Finance                     1.88          3/25/2013                5,137
    5,000   Shell International Finance                     4.00          3/21/2014                5,453
                                                                                              ----------
                                                                                                  23,603
                                                                                              ----------
            OIL & GAS DRILLING (0.0%)
      199   Delek & Avner-Yam Tethys Ltd. (a)               1.57(b)       8/01/2013                  201
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    2,000   Woodside Finance Ltd. (a)                       8.13          3/01/2014                2,362
                                                                                              ----------
            Total Energy                                                                          26,166
                                                                                              ----------
            FINANCIALS (3.2%)
            -----------------
            DIVERSIFIED BANKS (2.1%)
    5,000   ANZ National International                      6.20          7/19/2013                5,594
    5,000   Bank of Montreal                                2.13          6/28/2013                5,173
    5,000   Bank of Montreal (a)                            2.85          6/09/2015                5,290
    2,000   Barclays Bank plc (a)                           7.38                  -(g)             2,050
    5,000   Canadian Imperial Bank (a)                      2.00          2/04/2013                5,134
    5,000   Canadian Imperial Bank                          1.45          9/13/2013                5,058
    5,000   Commonwealth Bank Australia (a)                 0.74(b)      11/04/2011                5,004
    2,000   Den Norske Bank ASA (a)                         7.73                  -(g)             2,028
    2,000   Royal Bank of Canada                            2.63         12/15/2015                2,084
    2,000   Standard Chartered plc (a)                      3.85          4/27/2015                2,116
    3,000   Westpac Banking Corp.                           2.10          8/02/2013                3,066
                                                                                              ----------
                                                                                                  42,597
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,500   UBS Preferred Funding Trust II                  7.25                  -(g)             1,519
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000   Credit Suisse Group, AG                         5.50          5/01/2014                2,253
                                                                                              ----------
            MULTI-LINE INSURANCE (0.2%)
    2,000   ING Capital Funding Trust III                   8.44                  -(g)             1,930
    2,000   ZFS Finance USA Trust I (a)                     6.15         12/15/2065                1,992
      584   ZFS Finance USA Trust IV (a)                    5.88          5/09/2032                  559
                                                                                              ----------
                                                                                                   4,481
                                                                                              ----------
            REGIONAL BANKS (0.3%)
    5,000   Vestjysk Bank A/S, (NBGA)(a)                    0.84(b)       6/17/2013                5,047
                                                                                              ----------
            REITs - RETAIL (0.2%)
    3,000   WEA Finance, LLC (a)                            5.40         10/01/2012                3,201
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    5,000   Stadshypotek AB (a)                             0.84(b)       9/30/2013                5,000
                                                                                              ----------
            Total Financials                                                                      64,098
                                                                                              ----------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    3,000   Covidien Intenational Finance SA                1.88          6/15/2013                3,065
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
$   2,000   Siemens Finance (a)                             5.50%         2/16/2012           $    2,116
                                                                                              ----------
            MATERIALS (1.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    2,000   CRH America, Inc.                               5.63          9/30/2011                2,077
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.1%)
    3,305   Engelhard Corp.                                 4.25          5/15/2013                3,469
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.3%)
    3,000   Glencore Funding, LLC (a)                       6.00          4/15/2014                3,131
    3,030   Xstrata Finance Canada (a)                      5.50         11/16/2011                3,150
                                                                                              ----------
                                                                                                   6,281
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    1,148   Agrium, Inc.                                    8.25          2/15/2011                1,173
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.2%)
    3,280   Rexam PLC (a)                                   6.75          6/01/2013                3,563
                                                                                              ----------
            PAPER PRODUCTS (0.2%)
    4,250   Sappi Papier Holding AG (a)                     6.75          6/15/2012                4,306
                                                                                              ----------
            Total Materials                                                                       20,869
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    9,000   British Telecommunications plc (c)              9.38         12/15/2010                9,093
    5,000   Telecom Italia Capital                          5.25         11/15/2013                5,441
                                                                                              ----------
                                                                                                  14,534
                                                                                              ----------
            Total Telecommunication Services                                                      14,534
                                                                                              ----------
            Total Eurodollar and Yankee Obligations (cost: $138,259)                             141,870
                                                                                              ----------

            ASSET-BACKED SECURITIES (20.6%)

            FINANCIALS (20.6%)
            ------------------
            ASSET-BACKED FINANCING (20.6%)
       87   Aerco Ltd. (a)                                  0.78(b)       7/15/2025                   81
    3,333   AESOP Funding II, LLC (a)                       0.48(b)       3/20/2012                3,316
    2,000   AESOP Funding II, LLC (a)                       9.31         10/20/2013                2,216
    4,000   AESOP Funding II, LLC                           5.68          2/20/2014                4,282
    5,000   AESOP Funding II, LLC                           4.64          5/20/2016                5,350
    2,000   American Express Credit Account Master Trust    0.54(b)      12/15/2013                1,995
    2,500   American Express Credit Account Master
               Trust (a)                                    0.53(b)       9/15/2014                2,484
    1,000   AmeriCredit Automobile Receivables Trust        2.21          1/15/2014                1,017
   10,000   AmeriCredit Automobile Receivables Trust        6.96         10/14/2014               10,864
    2,000   AmeriCredit Automobile Receivables Trust        3.72(b)      11/17/2014                2,081
    1,726   AmeriCredit Automobile Receivables Trust        2.90         12/15/2014                1,792
    2,663   Aviation Capital Group Trust (INS)(a)           0.96(b)       9/20/2033                2,132
    1,599   Banc of America Securities Auto Trust           5.51          2/19/2013                1,603
    7,000   Bank of America Auto Trust (a)                  5.73          1/20/2013                7,294
    5,000   Bank of America Auto Trust (a)                  3.52          6/15/2016                5,238
    2,500   Bank of America Auto Trust (a)                  3.03         10/15/2016                2,603
    4,000   Bank of America Credit Card Trust               4.72          5/15/2013                4,022
    3,000   Bank of America Credit Card Trust               0.55(b)       6/15/2014                2,951
    2,500   Bank of America Securities Auto Trust (a)       2.13          9/15/2013                2,529
    5,000   Bank One Issuance Trust                         4.77          2/16/2016                5,351
    5,000   Bank One Issuance Trust                         1.06(b)       2/15/2017                4,876

================================================================================

9 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Cabela's Credit Card Master Note Trust (a)      5.26%        10/15/2014           $    2,077
    1,076   Capital One Auto Finance Trust                  0.29(b)       5/15/2013                1,070
      656   Capital One Auto Finance Trust                  0.29(b)       4/15/2014                  652
    2,000   Capital One Auto Finance Trust                  5.23          7/15/2014                2,076
    3,000   Capital One Multi-Asset Execution Trust         3.20          4/15/2014                3,050
    6,130   Capital One Multi-Asset Execution Trust         0.56(b)       6/16/2014                6,063
    6,000   Capital One Multi-Asset Execution Trust         0.58(b)       7/15/2014                5,928
    6,000   Carmax Auto Owner Trust                         1.74          4/15/2014                6,080
      895   Caterpillar Financial Asset Trust               4.94          4/25/2014                  903
    2,367   CenterPoint Energy Transition Bond Co. III, LLC 4.19          2/01/2020                2,603
    4,508   Centre Point Funding, LLC (a)                   5.43          7/20/2016                4,792
    1,079   Chase Funding Mortgage Loan                     4.11          8/25/2030                1,068
    2,275   Chase Issuance Trust                            2.40          6/17/2013                2,303
    5,000   CIT Equipment Collateral (a)                    2.41          5/15/2013                5,055
    5,500   CIT Equipment Collateral (a)                    3.88          9/16/2013                5,735
      976   CIT Equipment Collateral                        3.07          8/15/2016                  987
    5,000   Citi Financial Auto Issuance Trust (a)          2.59         10/15/2013                5,083
    5,000   Citi Financial Auto Issuance Trust (a)          3.15          8/15/2016                5,151
    1,300   Citibank Credit Card Issuance Trust             6.95          2/18/2014                1,379
    4,000   Citibank Credit Card Issuance Trust             4.40          6/20/2014                4,241
   11,000   Citibank Credit Card Issuance Trust             6.30          6/20/2014               11,717
    1,520   CNH Equipment Trust                             5.28         11/15/2012                1,551
    9,500   Collegiate Funding Services Education Loan
               Trust                                        0.61(b)       3/28/2035                7,513
   11,931   CPS Auto Receivables Trust (INS)                6.48          7/15/2013               12,424
   10,000   Credit Acceptance Auto Loan Trust (a)           3.96         11/15/2016               10,231
    2,000   Credit Acceptance Auto Loan Trust (f),(h)       3.63         10/15/2018                2,000
      817   Credit-Based Asset Servicing and Securities     0.41(b)       3/25/2046                  807
      596   E*Trade RV and Marine Trust                     3.62         10/08/2018                  598
    3,000   Fifth Third Auto Trust                          4.81          1/15/2013                3,063
    2,000   Ford Credit Auto Owner Trust                    2.01(b)       4/15/2013                2,033
    3,000   Ford Credit Auto Owner Trust                    2.98          8/15/2014                3,136
    4,000   Ford Credit Auto Owner Trust                    2.42         11/15/2014                4,145
    3,000   GE Capital Credit Card Master Note Trust        2.54          9/15/2014                3,046
    1,000   GE Capital Credit Card Master Note Trust        0.30(b)       3/15/2015                  995
    5,000   GE Capital Credit Card Master Note Trust        2.21          6/15/2016                5,140
    5,000   GE Capital Credit Card Master Note Trust (a)    5.39         11/15/2017                5,516
      228   GE Equipment Midticket, LLC                     0.29(b)      10/15/2012                  228
   10,000   GE Equipment Midticket, LLC                     0.94          7/14/2014               10,027
    2,000   GE Equipment Midticket, LLC                     1.47          7/14/2016                2,012
    3,416   GE Equipment Midticket, LLC                     0.41(b)       9/15/2017                3,375
    5,000   GE Equipment Midticket, LLC                     3.13         11/16/2020                5,187
    5,000   GE Equipment Small Ticket, LLC (a)              1.92          7/15/2016                5,037
      833   Hertz Vehicle Financing, LLC (a)                5.08         11/25/2011                  836
      167   Hertz Vehicle Financing, LLC (a)                5.08         11/25/2011                  167
    5,000   Hertz Vehicle Financing, LLC (a)                4.26          3/25/2014                5,254
    5,000   Hertz Vehicle Financing, LLC (a)                4.94          3/25/2016                5,163
    1,334   Honda Auto Receivables Owner Trust              5.57         11/21/2013                1,348
   10,000   Honda Auto Receivables Owner Trust              1.34          3/18/2014               10,113
    3,000   Honda Auto Receivables Owner Trust              4.43          7/15/2015                3,185
    1,362   HSBC Automotive Trust                           5.33         11/17/2013                1,383
      929   Huntington Auto Trust (a)                       4.81          4/16/2012                  937
    2,291   Huntington Auto Trust                           3.94          6/17/2013                2,330
    3,000   Huntington Auto Trust (a)                       5.73          1/15/2014                3,203
    4,000   Hyundai Auto Receivables Trust                  2.03          8/15/2013                4,058
    2,000   Hyundai Auto Receivables Trust                  5.48         11/17/2014                2,153
    5,000   Iowa Student Loan Liquidity Corp.               0.64          9/25/2037                3,542
    5,000   John Deere Owner Trust                          1.57         10/15/2013                5,043
    1,987   John Deere Owner Trust                          5.07          4/15/2014                1,991
    5,000   John Deere Owner Trust                          3.96          5/16/2016                5,258
    1,082   Long Beach Acceptance Auto Receivables Trust    5.50          5/15/2013                1,084
    9,725   MBNA Master Credit Card Note Trust              6.80          7/15/2014               10,316
    4,600   MBNA Master Credit Card Trust (a)               7.25          8/15/2013                4,704
    7,000   MMAF Equipment Finance, LLC (a)                 2.37         11/15/2013                7,097
    3,000   MMAF Equipment Finance, LLC (a)                 3.51          1/15/2030                3,164

================================================================================

                                                  Portfolio Of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   4,583   Nissan Auto Receivables Owner Trust              4.28%        6/16/2014           $    4,700
    5,000   Nissan Auto Receivables Owner Trust              5.05        11/17/2014                5,279
    5,248   Prestige Auto Receivables Trust "A" (a)          5.67         4/15/2017                5,348
   10,500   Rental Car Finance Corp. (a)                     0.40         7/25/2013               10,074
    5,000   Santander Drive Auto Receivable Trust            1.84        11/17/2014                5,028
   12,500   Santander Drive Auto Receivable Trust            2.43         5/15/2017               12,618
    3,750   SLC Student Loan Trust                           0.59(b)      7/15/2036                2,851
    2,500   SLM Student Loan Trust                           0.65(b)     12/15/2023                2,227
    6,278   SLM Student Loan Trust                           0.67(b)      1/27/2025                5,463
    1,250   SLM Student Loan Trust                           0.49(b)     10/27/2025                1,017
    1,749   SLM Student Loan Trust                           0.84(b)     10/25/2038                1,427
   14,000   Toyota Auto Receivables Owner Trust              1.86         5/16/2016               14,295
    3,000   Volkswagen Auto Loan Enhanced Trust              6.24         7/20/2015                3,287
    5,000   Volvo Financial Equipment LLC (a)                1.56         6/17/2013                5,033
    2,265   Volvo Financial Equipment LLC (a)                2.99         5/15/2017                2,303
      939   Wachovia Auto Owner Trust                        4.81         9/20/2012                  952
      929   Wachovia Auto Owner Trust                        5.49         4/22/2013                  951
    5,000   Wachovia Auto Owner Trust                        5.35         3/20/2014                5,292
    3,302   Wachovia Auto Owner Trust                        5.80         1/20/2015                3,402
                                                                                              ----------
            Total Financials                                                                     414,030
                                                                                              ----------
            Total Asset-Backed Securities (cost: $401,202)                                       414,030
                                                                                              ----------
                                                                                                 414,030
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (23.1%)

            FINANCIALS (23.1%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (22.8%)
    1,064   Banc of America Commercial Mortgage, Inc.        6.33         5/11/2035                1,080
    2,000   Banc of America Commercial Mortgage, Inc.        4.65         9/11/2036                2,077
    5,395   Banc of America Commercial Mortgage, Inc.        4.05        11/10/2038                5,432
    2,370   Banc of America Commercial Mortgage, Inc.        5.60         6/10/2039                2,551
    6,025   Banc of America Commercial Mortgage, Inc.        4.56        11/10/2041                6,082
    1,000   Banc of America Commercial Mortgage, Inc.        4.94        11/10/2041                1,064
    5,000   Banc of America Commercial Mortgage, Inc.        4.50         7/10/2042                5,048
    5,100   Banc of America Commercial Mortgage, Inc.        5.23        11/10/2042                5,411
    2,540   Banc of America Commercial Mortgage, Inc.        4.16        12/10/2042                2,545
    2,960   Banc of America Commercial Mortgage, Inc.        4.51        12/10/2042                3,056
    2,912   Banc of America Commercial Mortgage, Inc.        4.50         7/10/2043                2,959
    1,000   Banc of America Commercial Mortgage, Inc.        4.62         7/10/2043                1,033
    7,514   Banc of America Commercial Mortgage, Inc.        4.78         7/10/2043                7,845
    2,225   Banc of America Commercial Mortgage, Inc.        5.09         7/10/2043                2,388
    1,246   Banc of America Commercial Mortgage, Inc.        4.76         7/10/2045                1,296
    3,000   Banc of America Commercial Mortgage, Inc.        5.35         7/10/2045                3,187
    5,000   Banc of America Commercial Mortgage, Inc.        5.12        10/10/2045                5,521
    2,000   Banc of America Commercial Mortgage, Inc.        5.52         7/10/2046                2,027
      194   Banc of America Commercial Mortgage, Inc.        5.17         9/10/2047                  195
    6,300   Banc of America Commercial Mortgage, Inc.        5.32         9/10/2047                6,538
    4,935   Banc of America Commercial Mortgage, Inc.        5.35         9/10/2047                5,216
    3,000   Banc of America Commercial Mortgage, Inc.        6.02         2/10/2051                3,157
      723   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.04        12/11/2038                  729
    5,059   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          4.24         8/13/2039                5,238
    1,256   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          4.00         3/13/2040                1,287
    4,410   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          4.95         2/11/2041                4,525
    4,260   Citigroup Commercial Mortgage Trust              5.25         4/15/2040                4,429
    2,050   Citigroup Commercial Mortgage Trust              4.38        10/15/2041                2,066
    4,750   Citigroup Commercial Mortgage Trust              5.38        10/15/2049                4,926
   14,034   Citigroup Commercial Mortgage Trust (a)          4.52         9/20/2051               14,659
    5,000   Commercial Mortgage                              4.98         5/10/2043                5,439

================================================================================

11 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$     436   Commercial Mortgage Asset Trust                 6.64%         1/17/2032           $      438
    1,000   Commercial Mortgage Asset Trust                 7.64         11/17/2032                1,006
      781   Commercial Mortgage Asset Trust                 4.63          5/10/2043                  786
    2,000   Commercial Mortgage Trust                       4.58         10/15/2037                2,018
    3,000   Commercial Mortgage Trust                       5.12          6/10/2044                3,255
    4,892   Commercial Mortgage Trust                       5.22          7/15/2044                5,013
    3,000   Credit Suisse Commercial Mortgage Trust         5.83          6/15/2038                3,304
      856   Credit Suisse First Boston Mortgage Securities
               Corp.                                        6.51          2/15/2034                  861
    5,422   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.42          5/15/2036                5,828
    4,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.11          7/15/2036                4,325
    4,021   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.51          7/15/2037                4,033
    1,433   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.18         11/15/2037                1,472
    8,320   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.10          8/15/2038                9,072
    4,613   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.12          8/15/2038                4,767
      119   Credit Suisse First Boston Mortgage Securities
               Corp.                                        3.88         10/15/2039                  120
    2,632   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.21         12/15/2040                2,632
    1,226   Deutsche Mortgage & Asset Receiving Corp.       7.50          6/15/2031                1,297
    2,832   First Union National Bank Commercial Mortgage
               Trust                                        6.22         12/12/2033                2,927
      242   G-Force, LLC (a)                                4.39          8/22/2036                  232
    2,216   GE Capital Commercial Mortgage Corp.            4.87          7/10/2039                2,240
    3,100   GE Commercial Mortgage Corp.                    5.31         11/10/2045                3,100
    1,800   GE Commercial Mortgage Corp.                    5.52         11/10/2045                1,870
    3,154   GE Commercial Mortgage Corp.                    4.35          6/10/2048                3,205
    2,502   GMAC Commercial Mortgage Securities, Inc.       7.53          9/15/2033                2,459
    2,000   GMAC Commercial Mortgage Securities, Inc.       6.50          5/15/2035                2,096
      732   GMAC Commercial Mortgage Securities, Inc.       4.65          4/10/2040                  756
    2,000   GMAC Commercial Mortgage Securities, Inc.       4.75          5/10/2043                2,018
    3,000   Greenwich Capital Commercial Funding Corp.      5.03          1/05/2036                3,210
    6,650   Greenwich Capital Commercial Funding Corp.      5.32          6/10/2036                7,273
    4,228   Greenwich Capital Commercial Funding Corp.      5.12          4/10/2037                4,275
    3,655   Greenwich Capital Commercial Funding Corp.      4.31          8/10/2042                3,687
    2,160   Greenwich Capital Commercial Funding Corp.      4.80          8/10/2042                2,307
      784   GS Mortgage Securities Corp. II (a)             6.04          8/15/2018                  801
    3,571   GS Mortgage Securities Corp. II                 4.96          8/10/2038                3,723
    2,769   GS Mortgage Securities Corp. II (a)             4.48          7/10/2039                2,777
    4,100   GS Mortgage Securities Corp. II                 4.61          7/10/2039                4,220
    2,241   GS Mortgage Securities Corp. II                 4.30          1/10/2040                2,293
    3,765   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.90          1/12/2037                4,056
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.20          8/12/2037                5,193
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.82          9/12/2037                5,050
    2,887   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.68          7/15/2042                3,017
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.70          7/15/2042                3,105
    3,744   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.87         10/15/2042                3,798
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.00         10/15/2042                2,030
    2,130   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.28          1/12/2043                2,302
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.49          4/15/2043                2,155

================================================================================

                                                  Portfolio Of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   6,371   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                          5.79%         6/12/2043           $    6,844
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.81          6/12/2043                2,184
      960   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.20         12/15/2044                1,012
    2,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.23         12/15/2044                2,971
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.87          4/15/2045                2,176
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.52          5/12/2045                3,255
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.37          5/15/2045                3,231
    4,198   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.63          3/15/2046                4,397
    1,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.87          3/15/2046                1,832
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.63          2/12/2051                5,220
    2,000   LB-UBS Commercial Mortgage Trust (a)            6.83          7/14/2016                2,033
      626   LB-UBS Commercial Mortgage Trust                4.56          9/15/2026                  636
    2,270   LB-UBS Commercial Mortgage Trust                4.56          9/15/2027                2,283
    2,070   LB-UBS Commercial Mortgage Trust                3.97          3/15/2029                2,117
    6,000   LB-UBS Commercial Mortgage Trust                5.11          6/15/2029                6,263
    3,000   LB-UBS Commercial Mortgage Trust                4.55          8/15/2029                3,016
    4,000   LB-UBS Commercial Mortgage Trust                4.58          8/15/2029                4,051
    3,905   LB-UBS Commercial Mortgage Trust                4.63         10/15/2029                4,058
    5,400   LB-UBS Commercial Mortgage Trust                4.51         12/15/2029                5,528
      463   LB-UBS Commercial Mortgage Trust                4.82          4/15/2030                  466
    2,000   LB-UBS Commercial Mortgage Trust                5.00          4/15/2030                2,027
    4,940   LB-UBS Commercial Mortgage Trust                4.65          7/15/2030                5,043
    5,830   LB-UBS Commercial Mortgage Trust                4.95          9/15/2030                6,414
    4,485   LB-UBS Commercial Mortgage Trust                5.10         11/15/2030                4,492
    3,000   LB-UBS Commercial Mortgage Trust                5.87          6/15/2032                3,040
    5,000   LB-UBS Commercial Mortgage Trust                4.69          7/15/2032                5,356
    3,718   LB-UBS Commercial Mortgage Trust                4.37          3/15/2036                3,801
    2,866   Merrill Lynch Mortgage Trust                    4.17          8/12/2039                2,943
    1,623   Merrill Lynch Mortgage Trust                    4.35          2/12/2042                1,630
    1,259   Merrill Lynch Mortgage Trust                    4.81          9/12/2042                1,262
    2,360   Merrill Lynch Mortgage Trust                    4.56          6/12/2043                2,445
    4,489   Merrill Lynch Mortgage Trust                    4.67          6/12/2043                4,765
    3,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                               5.38          7/12/2046                3,226
    3,000   Morgan Stanley Capital I, Inc.                  5.40          6/15/2038                3,258
    5,310   Morgan Stanley Capital I, Inc.                  4.90          6/15/2040                5,419
    5,000   Morgan Stanley Capital I, Inc.                  4.97         12/15/2041                5,398
    3,000   Morgan Stanley Capital I, Inc.                  5.72         10/15/2042                3,095
    2,620   Morgan Stanley Capital I, Inc.                  5.28         12/15/2043                2,661
    5,080   Morgan Stanley Capital I, Inc.                  5.62          7/12/2044                5,180
       30   Morgan Stanley Capital I, Inc.                  4.73          6/12/2047                   30
    2,493   Morgan Stanley Dean Witter Capital I, Inc.      7.49          2/23/2034                2,630
    2,610   Morgan Stanley Dean Witter Capital I, Inc.      6.51          4/15/2034                2,718
    6,417   Morgan Stanley Dean Witter Capital I, Inc.      5.98          1/15/2039                6,751
      743   Morgan Stanley Dean Witter Capital I, Inc. (a)  5.13          5/24/2043                  730
    2,000   Morgan Stanley Dean Witter Capital I, Inc.      4.54          7/15/2056                2,067
       45   PNC Mortgage Acceptance Corp.                   7.50         10/12/2033                   45
    2,000   Prudential Securities Secured Financing Corp.   6.76          6/16/2031                2,013
    1,822   Salomon Brothers Mortgage Securities VII, Inc.  4.47          3/18/2036                1,878
    2,346   Structured Asset Securities Corp.               7.15         10/12/2034                2,400
      112   Trizechahn Office Properties Trust (a)          6.09          5/15/2016                  113
    8,111   Wachovia Bank Commercial Mortgage Trust (a)     4.24         10/15/2035                8,175
    2,000   Wachovia Bank Commercial Mortgage Trust         4.91         11/15/2035                2,024
    4,220   Wachovia Bank Commercial Mortgage Trust         5.00          7/15/2041                4,248
    1,996   Wachovia Bank Commercial Mortgage Trust         4.78          3/15/2042                2,045

================================================================================

13 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,754   Wachovia Bank Commercial Mortgage Trust         4.66%         4/15/2042           $    1,761
      700   Wachovia Bank Commercial Mortgage Trust         4.94          4/15/2042                  763
    5,000   Wachovia Bank Commercial Mortgage Trust         5.12          7/15/2042                5,577
      257   Wachovia Bank Commercial Mortgage Trust         5.29          7/15/2042                  259
    1,285   Wachovia Bank Commercial Mortgage Trust         5.68          5/15/2043                1,293
    2,000   Wachovia Bank Commercial Mortgage Trust         5.17         10/15/2044                2,081
    3,120   Wachovia Bank Commercial Mortgage Trust         5.20         10/15/2044                3,466
    3,000   Wachovia Bank Commercial Mortgage Trust         5.29         12/15/2044                3,102
    4,702   Wachovia Bank Commercial Mortgage Trust         5.62          7/15/2045                4,798
    7,000   Wachovia Bank Commercial Mortgage Trust         5.50         10/15/2048                7,177
                                                                                              ----------
                                                                                                 458,580
                                                                                              ----------
            ESCROWED BONDS (0.2%)
      535   GS Mortgage Securities Corp. II (a)             6.21          2/14/2016                  544
    3,000   GS Mortgage Securities Corp. II (a)             6.77          5/03/2018                3,053
                                                                                              ----------
                                                                                                   3,597
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   36,296   Credit Suisse First Boston Mortgage Securities
               Corp., acquired 2/26/2004 and 8/30/2004;
               cost $1,624 (a),(i)                          0.96          1/15/2037                  150
   35,852   J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 8/05/2009; cost
               $466 (a),(i)                                 0.70          1/12/2037                  223
   53,083   LB-UBS Commercial Mortgage Trust, acquired
               8/05/2009; cost $807 (a),(i)                 1.05          3/15/2036                  250
  109,567   LB-UBS Commercial Mortgage Trust, acquired
               7/10/2009; cost $1,421 (a),(i)               0.73         10/15/2036                  809
   44,312   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,051 (a),(i)               0.91          4/15/2038                  372
   44,167   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,163 (a),(i)               1.21          1/13/2041                  759
                                                                                              ----------
            Total Financials                                                                       2,563
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $451,878)                                464,740
                                                                                              ----------
                                                                                                 464,740
                                                                                              ----------
            U.S. GOVERNMENT AGENCY ISSUES (12.8%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    2,000   Freddie Mac (+)                                 4.50          1/15/2029                2,066
                                                                                              ----------
            DEBENTURES (0.5%)
    5,000   Fannie Mae (+)(c)                               1.38          4/28/2011                5,030
    4,000   Fannie Mae (+)                                  1.88          4/20/2012                4,091
                                                                                              ----------
                                                                                                   9,121
                                                                                              ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.1%)
    5,963   Fannie Mae (+)                                  4.50          5/01/2023                6,326
    2,862   Fannie Mae (+)                                  4.50          2/01/2024                3,029
    2,218   Fannie Mae (+)                                  5.00         12/01/2021                2,371
    5,173   Fannie Mae (+)                                  5.00          6/01/2023                5,517
    2,843   Fannie Mae (+)                                  5.00          9/01/2023                3,032
   10,938   Fannie Mae (+)                                  5.00          2/01/2024               11,665
    3,082   Fannie Mae (+)                                  5.50         12/01/2020                3,350
    2,561   Fannie Mae (+)                                  5.50          2/01/2023                2,777
    7,392   Fannie Mae (+)                                  5.50          6/01/2023                8,017
    3,095   Fannie Mae (+)                                  5.50          9/01/2023                3,357
    6,685   Fannie Mae (+)                                  5.50          6/01/2024                7,250
    3,949   Fannie Mae (+)                                  6.00         10/01/2022                4,289
    5,078   Fannie Mae (+)                                  6.00          1/01/2023                5,517
    2,783   Fannie Mae (+)                                  6.00          1/01/2023                3,024
    3,177   Fannie Mae (+)                                  6.00          7/01/2023                3,447

================================================================================

                                                  Portfolio of Investments |  14

==============================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    2,677  Freddie Mac (+)                                 2.68%(b)      4/01/2035           $    2,806
     2,066  Freddie Mac (+)                                 5.00          5/01/2020                2,212
     1,395  Freddie Mac (+)                                 5.00          9/01/2020                1,504
       781  Freddie Mac (+)                                 5.50         11/01/2018                  853
     2,348  Freddie Mac (+)                                 5.50          4/01/2021                2,578
                                                                                              ----------
                                                                                                  82,921
                                                                                              ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (8.1%)(j)
     2,000  Bank of America Corp. (INS)                     3.13          6/15/2012                2,089
    15,000  Citibank, N.A.                                  1.75         12/28/2012               15,408
     3,000  Citibank, N.A. (INS)                            1.63          3/30/2011                3,018
    10,000  Citibank, N.A. (INS)                            1.25         11/15/2011               10,095
    20,000  Citigroup Funding, Inc. (INS)                   1.88         11/15/2012               20,566
     5,000  Citigroup Funding, Inc. (INS)                   1.88         10/22/2012                5,138
    10,000  Citigroup Funding, Inc.                         2.00          3/30/2012               10,225
    10,000  Citigroup, Inc. (INS)                           2.13          4/30/2012               10,263
     3,000  Citigroup, Inc. (INS)                           1.38          5/05/2011                3,020
     3,000  Citigroup, Inc. (INS)                           0.45(b)       5/07/2012                3,004
    17,000  General Electric Capital Corp.                  2.25          3/12/2012               17,432
    13,000  General Electric Capital Corp.                  2.13         12/21/2012               13,457
    10,000  GMAC LLC (INS)                                  2.20         12/19/2012               10,365
    10,000  GMAC, Inc. (INS)                                1.75         10/30/2012               10,254
     1,000  MetLife, Inc., (INS)                            0.61(b)       6/29/2012                1,008
     5,000  PNC Funding Corp. (INS)                         0.57(b)       6/22/2011                5,010
     2,000  PNC Funding Corp. (INS)                         0.49(b)       4/01/2012                2,006
     2,000  Sovereign Bank (INS)                            2.75          1/17/2012                2,058
     3,000  State Street Corp. (INS)                        1.85          3/15/2011                3,019
    15,000  Western Corp. Federal Credit Union (INS)        1.75         11/02/2012               15,358
                                                                                              ----------
            Total Other U.S. Government Guaranteed Securities                                    162,793
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $249,005)                                 256,901
                                                                                              ----------

            MUNICIPAL BONDS (5.8%)

            AIRPORT/PORT (0.5%)
       880  Cleveland (INS)                                 5.24          1/01/2017                  913
     2,745  College Park Georgia (INS)                      5.66          1/01/2012                2,828
     5,855  College Park Georgia (INS)                      5.73          1/01/2014                6,144
                                                                                              ----------
                                                                                                   9,885
                                                                                              ----------
            APPROPRIATED DEBT (0.2%)
     1,000  Pennsylvania Commonwealth Finance Auth.         3.38          6/01/2013                1,042
     2,000  Pennsylvania Commonwealth Finance Auth.         4.18          6/01/2015                2,134
       690  Reeves County (INS)                             5.75          3/01/2012                  690
                                                                                              ----------
                                                                                                   3,866
                                                                                              ----------
            BUILDINGS (0.2%)
     3,000  Rhode Island EDC                                3.78          5/15/2012                3,084
                                                                                              ----------
            COMMUNITY SERVICE (0.4%)
     1,500  American National Red Cross                     5.36         11/15/2011                1,521
     6,000  Chicago Midway Airport                          3.53          1/01/2041(k)             6,016
                                                                                              ----------
                                                                                                   7,537
                                                                                              ----------

            EDUCATION (0.5%)
     3,000  George Washington Univ.                         3.29          9/15/2014                3,135
     5,000  New Jersey Economic Dev. Auth.                  1.29(b)       6/15/2013                4,974
     2,000  New York Institute of Technology                3.68          3/01/2012                2,017
                                                                                              ----------
            Total Education                                                                       10,126
                                                                                              ----------

================================================================================

15 |  USAA Short-Term Bond Fund

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.9%)
$    2,000  Air Quality Dev. Auth.                          4.75%         8/01/2029(k)        $    2,091
     2,000  American Municipal Power, Inc.                  3.62          2/15/2013                2,065
     3,000  American Municipal Power, Inc.                  3.82          2/15/2014                3,121
     3,000  Coconino County                                 3.63(b)      10/01/2029(k)             3,033
     2,000  Farmington Pollution Control                    2.88          9/01/2024(k)             2,000
     2,000  Maricopa County                                 5.50          5/01/2029(k)             2,077
       820  Mississippi Dev. Bank (INS)                     5.24          7/01/2011                  840
     3,000  Pennsylvania Economic Dev. Financing Auth.      3.00         12/01/2038(k)             3,020
                                                                                              ----------
                                                                                                  18,247
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (0.1%)
     1,750  Energy Northwest                                5.23          7/01/2011                1,804
       700  Pedernales Electric Cooperative, Inc. (INS)(a)  4.09         11/15/2012                  705
                                                                                              ----------
                                                                                                   2,509
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
     3,000  California Pollution Control Financing Auth.    1.00          8/01/2023(k)             3,000
     5,000  California Statewide Communities Dev. Auth.     1.88          4/01/2011                5,006
     2,000  Gloucester County                               3.38(b)      12/01/2029(k)             2,041
     5,750  Miami Dade County                               1.80          9/01/2027(k)             5,751
     4,000  South Carolina Jobs Economic Dev. Auth.         3.30         11/01/2016                4,000
                                                                                              ----------
                                                                                                  19,798
                                                                                              ----------
            GENERAL OBLIGATION (0.2%)
     2,000  California                                      5.65          4/01/2039(k)             2,156
     2,430  Chippewa Valley Schools                         3.65          5/01/2015                2,532
                                                                                              ----------
                                                                                                   4,688
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
     4,000  Long Beach(f)                                   3.75         11/01/2015                4,009
                                                                                              ----------
            MISCELLANEOUS (0.3%)
     5,000  Statewide Communities Dev. Auth.                5.00          6/15/2013                5,454
                                                                                              ----------
            MULTIFAMILY HOUSING (0.3%)
     5,000  Michigan State Housing Dev. Auth.               3.30          4/01/2015                5,072
                                                                                              ----------
            MUNICIPAL FINANCE (0.1%)
     3,000  Kentucky Asset                                  3.17          4/01/2018                3,036
                                                                                              ----------
            NURSING/CCRC (0.1%)
     1,785  Waco Health Facilities Dev. Corp. (INS)         5.27          2/01/2016                1,905
                                                                                              ----------
            SALES TAX (0.2%)
     5,000  Louisiana                                       3.00(b)       5/01/2043(k)             5,004
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.6%)
       625  City and County of San Francisco
                Redevelopment Financing Auth. (INS)         5.62          8/01/2016                  654
       500  Metropolitan Nashville Airport Auth. (INS)      2.25          7/01/2012                  503
       500  Metropolitan Nashville Airport Auth. (INS)      3.73          7/01/2014                  516
     5,705  New York City Transitional Finance Auth.        3.06          5/01/2015                5,984
     1,000  New York State Housing Finance Agency           5.19          9/15/2011                1,043

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    3,500  Regional Transitional Auth.                     2.84%        7/01/2012            $    3,558
                                                                                              ----------
                                                                                                  12,258
                                                                                              ----------
            Total Municipal Bonds (cost: $114,143)                                               116,478
                                                                                              ----------

            MONEY MARKET INSTRUMENTS (1.4%)

            VARIABLE-RATE DEMAND NOTES (0.2%)

            UTILITIES (0.2%)
            ---------------
            MULTI-UTILITIES (0.2%)
     4,800  Sempra Energy (a)                               0.70        11/01/2014                 4,800
                                                                                              ----------

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (1.2%)
24,074,688  State Street Institutional Liquid Reserve Fund, 0.22% (l)                             24,075
                                                                                              ----------
            Total Money Market Instruments (cost: $28,875)                                        28,875
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $1,975,445)                                              $2,042,215
                                                                                              ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS          OBSERVABLE            INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------
BONDS:
  CORPORATE OBLIGATIONS                   $     --        $  619,321           $      --      $  619,321
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                   --           141,870                  --         141,870
  ASSET-BACKED SECURITIES                       --           414,030                  --         414,030
  COMMERCIAL MORTGAGE SECURITIES                --           464,740                  --         464,740
  U.S. GOVERNMENT AGENCY ISSUES                 --           256,901                  --         256,901
  MUNICIPAL BONDS                               --           116,478                  --         116,478
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                    --             4,800                  --           4,800
  MONEY MARKET FUNDS                        24,075                --                  --          24,075
--------------------------------------------------------------------------------------------------------
Total                                     $ 24,075        $2,018,140           $      --      $2,042,215
--------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

18  | USAA Short-Term Bond Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A1, and variable rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $69,076,000 and $2,306,000, respectively, resulting in net unrealized depreciation of $66,770,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,010,256,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC      Economic Development Corp.
REIT     Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2010.

(c) At October 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

(d) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(f) At October 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $27,067,000, which included when-issued securities of $6,009,000.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2010, was $2,563,000, which represented 0.1% of the Fund's net assets.

(j) Other U.S. government guaranteed securities - The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(k) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(l) Rate represents the money market fund annualized seven-day yield at October 31, 2010.

================================================================================

23  | USAA Short-Term Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.